Financial Risks	12 Months Ended
Mar. 31, 2014
Notes to Financial Statements
Financial Risks

17 - FINANCIAL RISKS

FOREIGN EXCHANGE RISK

The Company operates internationally, giving rise to significant exposure to market risks from fluctuations and the degree of volatility of foreign exchange rates. The Company is exposed to exchange risk due to the timing of the movement of funds between subsidiaries and the parent company related to the transfer pricing agreement and the pricing of contracts in non-functional currencies. A hypothetical 10% change in the value of one Brazilian real expressed in U.S. dollars during the year ended March 31, 2014 would have caused an approximate $85,000 change in the Company’s revenue for the fiscal year 2014 Financial instruments denominated in foreign currencies that lead to foreign exchange risk when funds are moved include:

Cash and cash equivalents of $1,386,737 are comprised of $44,446 in cash and $1,342,291 in cash equivalents. The cash equivalents of $1,342,291 at March 31, 2014 ($1,591,507 at March 31, 2013, $1,517,976 at March 31, 2012) are comprised of:

Held in Canada:

TD Waterhouse at 1.25% - $184,286 ($203,697 CDN) – No Maturity

TD Waterhouse at 1.25% - $184,556 ($203,955 CDN) – No Maturity

Held in Brazil:

Bank Deposit Certificate (CDB) at 8% per annum plus inflation - $973,475 (R$2,193,994)- No Maturity. Of these deposits $79,866(R$180,000) are secured by Government Deposit Insurance.

Cash and cash equivalents includes the following amounts in their source currency:

	March 31, 2014	March 31, 2013

Canadian dollars	416,037	571,384
US dollars	10,364	18,404
Brazilian reals	2,253,710	2,017,114
British pounds	-	1,385
Euros	-	5,524

Accounts receivable include the following amounts receivable in their source currency:

	March 31, 2014	March 31, 2013

Canadian dollars	29,614	32,012
US dollars	19,582	52,992
Brazilian reals	174,206	207,857

Accounts payable include the following amounts payable in their source currency:

	March 31, 2014	March 31, 2013

Canadian dollars	29,255	7,258
US dollars	1,084	2,382
Brazilian reals	6,988	706

Accrued liabilities include the following accruals in their source currency:

	March 31, 2014	March 31, 2013

Canadian dollars	49,356	47,807
US dollars	-	5,171
Brazilian reals	24,038	28,931

The Company does not use derivative financial instruments to reduce its foreign exchange risk exposure.

CREDIT RISK

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments. Credit exposure is minimized by dealing with only creditworthy counterparties in accordance with established credit approval policies.

Concentration of credit risk in accounts receivable is indicated below by the percentage of the total balance receivable from customers in the specified geographic area:

	March 31, 2014	March 31, 2013

Canada	22%	17%
North America, excluding Canada	16%	28%
South America	62%	55%
	100%	100%

FAIR VALUE

The carrying values of accounts receivable, accounts payable and accrued liabilities approximate their fair value due to the relatively short periods to maturity of the instruments.